Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Operating - 2024	$ 170
Total lease payments - 2024	170
Operating - 2025	332
Total lease payments - 2025	332
Operating - 2026	303
Total lease payments - 2026	303
Operating - 2027	298
Total lease payments - 2027	298
Operating - 2028 and beyond	163
Total lease payments - 2028 and beyond	163
Operating - Total future minimum operating lease payments	1,266
Total Lease Payments - Total future minimum lease payments	1,266
Operating - Less effects of discounting	(157)
Total Lease Payments - Less effects of discounting	(157)
Operating - Lease liabilities recognized	1,109	$ 1,229
Total Lease Payments - Lease liabilities recognized	1,109
Other Liabilities
Operating - Lease liabilities recognized	$ 1,109